Changes in Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2014
Changes in Accumulated Other Comprehensive Income [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
Following is a summary of changes in “Accumulated other comprehensive loss” for the years ended December 31, 2014 and 2013:

	Year Ended December 31, 2014			Year Ended December 31, 2013
	Defined Benefit Pension and Postretirement Plans	Foreign Currency Translation Adjustments	Total	Gains and (Losses) on Cash Flow Hedges	Defined Benefit Pension and Postretirement Plans	Foreign Currency Translation Adjustments	Total
Beginning balance	$(151)	$130	$(21)	$(1)	$(219)	$143	$(77)
Other comprehensive (loss) income before reclassifications, net of tax	(86)	(61)	(147)	—	50	(13)	37
Amounts reclassified from Accumulated other comprehensive loss, net of tax	9	—	9	1	18	—	19
Net other comprehensive (loss) income	(77)	(61)	(138)	1	68	(13)	56
Ending balance	$(228)	$69	$(159)	$—	$(151)	$130	$(21)

Amount Reclassified From Accumulated Other Comprehensive Loss	Amount Reclassified From Accumulated Other Comprehensive Loss for the Year Ended December 31:		Location of Reclassified Amount in Income
	2014	2013
Gains and losses on cash flow hedges:
Interest rate swaps	$—	$—	Interest expense, net
Total before income tax	—	—
Income tax benefit	—	1	Income tax expense (benefit)
Total	$—	$1

Amortization of defined benefit pension and other postretirement benefit items:
Prior service benefit	$—	$(1)	(1)
Actuarial losses	9	21	(1)
Total before income tax	9	20
Income tax benefit	—	(2)	Income tax expense (benefit)
Total	9	18
Total	$9	$19